Fair Value Measurements - Summary of Assets And Liabilities Measured at Fair Value (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 253,082,163	$ 253,018,241
Level 1 [Member]
Assets:
Investments held in Trust Account	253,082,163	253,018,241
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	16,023,333
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 8,866,667
Level 3 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability		13,156,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability		7,280,001
Fair Value, Recurring [Member] | Level 1 [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Assets:
Investments held in Trust Account		253,001,608
Fair Value, Recurring [Member] | Level 3 [Member] | Public Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Liabilities:
Warrant Liability		13,156,000
Fair Value, Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Liabilities:
Warrant Liability		$ 7,280,001